SHARE-BASED COMPENSATION (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	$ 46	$ 38	$ 40
Employee Service Share-based Compensation, Tax Benefit from Compensation Expense	(18)	(15)	(16)
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax	28	23	24
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Basic Share	$ 0.11	$ 0.09	$ 0.1
Employee Service Share-Based Compensation, Compensation Expense, Net Of Tax, Per Diluted Share	$ 0.11	$ 0.09	$ 0.1
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	5	4	4
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance	1,459,145
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning of Period	$ 53.18
Exercised Stock Options	(699,783)
Share-based Compensation Arrangements by Share-based Payment Award, Options, Exercises in Period, Weighted Average Exercise Price	$ 52.48
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Total Intrinsic Value	33	41	45
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(1,950)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period, Weighted Average Exercise Price	$ 45.36
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance	757,412	1,459,145
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, End of Period	$ 53.84	$ 53.18
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Remaining Contractual Term	3.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Intrinsic Value	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Number	757,412
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Exercise Price	$ 53.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Weighted Average Remaining Contractual Term	3.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding, Aggregate Intrinsic Value	44
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Number	757,412
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Exercise Price	$ 53.84
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term	3.2
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Aggregate Intrinsic Value	44
Share-Based Compensation Arrangement By Share-Based Payment Award, Options, Vested In Period, Total Fair Value	1	2	4
Employee Service Share-based Compensation, Cash Received from Exercise of Stock Options	37
Restricted Stock Units Issued By Subsidiary,Outstanding	962,122
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized	6,562,347
Restricted stock units issued by subsidary	468,339	1,014,899
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant	6,562,347
San Diego Gas and Electric Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	8
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	3	3	3
Southern California Gas Company [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Line Items]
Allocated Share-based Compensation Expense	8	8	7
Employee Service Share-based Compensation, Allocation of Recognized Period Costs, Capitalized Amount	$ 2	$ 1	$ 1